Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Demand	$ 504,774	$ 562,107
Notice	74,667	83,088
Term	636,230	563,619
Total deposits	1,215,671	1,208,814
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	188,600	203,645
Notice	56,910	64,743
Term	188,537	136,544
Total deposits	434,047	404,932
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	307,865	348,004
Notice	16,864	17,855
Term	412,001	394,011
Total deposits	736,730	759,870
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	8,309	10,458
Notice	893	490
Term	35,692	33,064
Total deposits	44,894	44,012
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	504,774	562,107
Notice	74,667	83,088
Term	636,230	563,619
Total deposits	1,215,671	1,208,814
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	134,054	149,737
Notice	6,535	7,797
Term	182	466
Total deposits	140,771	158,000
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	298,923	305,779
Notice	15,090	17,982
Term	478,242	409,586
Total deposits	792,255	733,347
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	39,060	52,702
Total deposits	39,060	52,702
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	14,751	11,410
Notice	52,593	57,055
Term	85,048	85,111
Total deposits	152,392	153,576
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	131	620
Total deposits	131	620
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,244	28,276
Notice	359	254
Term	54,012	52,144
Total deposits	59,615	80,674
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,177	7,840
Total deposits	7,177	7,840
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,434	5,743
Notice	90
Term	18,746	16,312
Total deposits	$ 24,270	$ 22,055